Shareholder Fees {- Growth & Income Portfolio}	Apr. 30, 2022 USD ($)
02.28 VIP Growth & Income Portfolio Investor PRO-09 | Growth & Income Portfolio
Shareholder Fees:
(fees paid directly from your investment)